Discontinued Operations - Activity of Energy Commodity Contracts Designated as Cash Flow Hedges (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Discontinued Operations And Disposal Groups [Abstract]
Amount of net pre-tax loss arising during the period included in Accumulated Other Comprehensive Loss			$ (100)
Income from Discontinued Operations, Net of Income Taxes	39	81	135
Total net pre-tax loss reclassified into Income from Discontinued Operations, Net of Income Taxes	39	81	135
Net pre-tax gain on commodity derivatives included in Accumulated Other Comprehensive Loss	$ 39	$ 81	$ 35